PIMCO Equity Series

Supplement Dated September 14, 2012 to the
PIMCO EqS Long/Short Fund – Institutional Class, Class P, Administrative Class and Class D
Prospectus (dated March 5, 2012) and PIMCO EqS Long/Short Fund – Class A, Class C and Class
R Prospectus (dated March 5, 2012) (each a "Prospectus"), each as supplemented from time to time

Disclosure Related to the PIMCO EqS Long/Short Fund (the "Fund")

(PIMCO EqS Long/Short Fund)
Effectively immediately, the following sentence is added as the second sentence of the fifth paragraph in the "Principal Investment Strategies" section of the Fund's "Fund Summary" in each Prospectus:

The Fund may also invest in real estate investment trusts.
In addition, effective immediately, the following disclosure is added to the "Principal Risks" section of the Fund's "Fund Summary" in each Prospectus:

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

PIMCO Equity Series

Supplement Dated September 14, 2012 to the
PIMCO EqS Long/Short Fund – Institutional Class, Class P, Administrative Class and Class D
Prospectus (dated March 5, 2012) and PIMCO EqS Long/Short Fund – Class A, Class C and Class
R Prospectus (dated March 5, 2012) (each a "Prospectus"), each as supplemented from time to time

Disclosure Related to the PIMCO EqS Long/Short Fund (the "Fund")

(PIMCO EqS Long/Short Fund)
Effectively immediately, the following sentence is added as the second sentence of the fifth paragraph in the "Principal Investment Strategies" section of the Fund's "Fund Summary" in each Prospectus:

The Fund may also invest in real estate investment trusts.
In addition, effective immediately, the following disclosure is added to the "Principal Risks" section of the Fund's "Fund Summary" in each Prospectus:

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Central Index Key	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 14, 2012
Prospectus Date	rr_ProspectusDate	Mar 5, 2012
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Equity Series

Supplement Dated September 14, 2012 to the
PIMCO EqS Long/Short Fund – Institutional Class, Class P, Administrative Class and Class D
Prospectus (dated March 5, 2012) and PIMCO EqS Long/Short Fund – Class A, Class C and Class
R Prospectus (dated March 5, 2012) (each a "Prospectus"), each as supplemented from time to time

Disclosure Related to the PIMCO EqS Long/Short Fund (the "Fund")

(PIMCO EqS Long/Short Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock	Effectively immediately, the following sentence is added as the second sentence of the fifth paragraph in the "Principal Investment Strategies" section of the Fund's "Fund Summary" in each Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may also invest in real estate investment trusts.
Risk Narrative Supplement [Text Block]	pimco_SupplementTextBlock_01	In addition, effective immediately, the following disclosure is added to the "Principal Risks" section of the Fund's "Fund Summary" in each Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks